Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Emerging Markets Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, Index 500 Portfolio, International Capital Appreciation Portfolio, Mid Cap Portfolio, Overseas Portfolio, Value Portfolio and Value Strategies Portfolio Initial Class, Service Class and Service Class 2
April 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for VIP Contrafund Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Danoff as of May 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	4	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$179,922	$28,429	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$156,804	none	none

* Includes VIP Contrafund Portfolio ($11,648 (in millions) assets managed).

As of May 31, 2018, the dollar range of shares of VIP Contrafund Portfolio beneficially owned by Mr. Danoff was none.

The following table provides information relating to other accounts managed by Ms. Park as of May 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$15,323	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$2,741	none	none

* Includes VIP Contrafund Portfolio ($7,805 (in millions) assets managed).

As of May 31, 2018, the dollar range of shares of VIP Contrafund Portfolio beneficially owned by Ms. Park was none.

The following information supplements information for VIP High Income Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Weaver as of April 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	3	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$5,091	$1,186	$3,234
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP High Income Portfolio ($1,052 (in millions) assets managed).

As of April 30, 2018, the dollar range of shares of VIP High Income Portfolio beneficially owned by Mr. Weaver was none.

VIPIS2B-18-03 1.483795.193	July 23, 2018

Supplement to the
Fidelity® Variable Insurance Products
Contrafund® Portfolio, Disciplined Small Cap Portfolio, Dynamic Capital Appreciation Portfolio, Equity-Income Portfolio, Floating Rate High Income Portfolio, Growth & Income Portfolio, Growth Opportunities Portfolio, Growth Portfolio, High Income Portfolio, Mid Cap Portfolio, Value Portfolio and Value Strategies Portfolio Investor Class
April 30, 2018
STATEMENT OF ADDITIONAL INFORMATION

The following information supplements information for VIP Contrafund Portfolio found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Danoff as of May 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	4	none
Number of Accounts Managed with Performance-Based Advisory Fees	2	none	none
Assets Managed (in millions)	$179,922	$28,429	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$156,804	none	none

* Includes VIP Contrafund Portfolio ($11,648 (in millions) assets managed).

As of May 31, 2018, the dollar range of shares of VIP Contrafund Portfolio beneficially owned by Mr. Danoff was none.

The following table provides information relating to other accounts managed by Ms. Park as of May 31, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$15,323	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$2,741	none	none

* Includes VIP Contrafund Portfolio ($7,805 (in millions) assets managed).

As of May 31, 2018, the dollar range of shares of VIP Contrafund Portfolio beneficially owned by Ms. Park was none.

The following information supplements information for VIP High Income Portfolio found in the “Management Contracts” section.

The following table provides information relating to other accounts managed by Mr. Weaver as of April 30, 2018:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	3	10
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$5,091	$1,186	$3,234
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes VIP High Income Portfolio ($1,052 (in millions) assets managed).

As of April 30, 2018, the dollar range of shares of VIP High Income Portfolio beneficially owned by Mr. Weaver was none.

VIPINVB-18-03 1.825687.154	July 23, 2018